AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON MAY 17, 2017

                                                             FILE NO. 333-206012
                                                              FILE NO. 811-23080

                    U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933                          / /
                           PRE-EFFECTIVE AMENDMENT NO.                       / /
                         POST-EFFECTIVE AMENDMENT NO. 3                      /X/
                                      AND
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940                      /X/
                                AMENDMENT NO. 6

                         THE COMMUNITY DEVELOPMENT FUND
               (Exact Name of Registrant as Specified in Charter)

                            6255 CHAPMAN FIELD DRIVE
                              MIAMI, FLORIDA 33156
               (Address of Principal Executive Offices, Zip Code)

                                 (305) 663-0100
              (Registrant's Telephone Number, including Area Code)

                            KENNETH H. THOMAS, PH.D.
                    COMMUNITY DEVELOPMENT FUND ADVISORS, LLC
                            6255 CHAPMAN FIELD DRIVE
                              MIAMI, FLORIDA 33156
                    (Name and Address of Agent for Service)

                                    Copy to:

                            JOHN J. O'BRIEN, ESQUIRE
                          MORGAN, LEWIS & BOCKIUS LLP
                               1701 MARKET STREET
                        PHILADELPHIA, PENNSYLVANIA 19103


    It is proposed that this filing become effective (check appropriate box)

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          /X/       Immediately upon filing pursuant to paragraph (b)
          / /       On [date] pursuant to paragraph (b)
          / /       60 days after filing pursuant to paragraph (a)(1)
          / /       75 days after filing pursuant to paragraph (a)(2)
          / /       On [date] pursuant to paragraph (a) of Rule 485
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

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 3 to Registration Statement No. 333-206012 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Miami, State of Florida on the 17th day of May, 2017.

                                       THE COMMUNITY DEVELOPMENT FUND

                                            /s/ Kenneth H. Thomas
                                            ---------------------
                                            Kenneth H. Thomas, Ph.D.
                                            Director, President, Chief Executive
                                            Officer and Secretary

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on the 17th day of May, 2017.

SIGNATURE                       TITLE

/s/ Kenneth H. Thomas           Director, President, Chief Executive Officer and
------------------------        Secretary
Kenneth H. Thomas, Ph.D.

          *                     Director
------------------------
Antonio L. Argiz

          *                     Director
------------------------
Ronald Lindhart

/s/ Eric Kleinschmidt           Treasurer and Chief Financial Officer
------------------------
Eric Kleinschmidt

* By: /s/ Kenneth H. Thomas
      ---------------------
      Kenneth H. Thomas, Ph.D.
      Attorney-in-Fact

                                 EXHIBIT INDEX

EXHIBIT NUMBER       DESCRIPTION

EX-101.INS           XBRL Instance Document

EX-101.SCH           XBRL Taxonomy Extension Schema Document

EX-101.CAL           XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF           XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB           XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE           XBRL Taxonomy Extension Presentation Linkbase